Restricted Net Assets - Additional Information (Detail) - 12 months ended Dec. 31, 2025 ¥ in Millions, $ in Millions	CNY (¥)	USD ($)
Restricted Asset Disclosure [Abstract]
Statutory accounting practices, statutory capital and surplus rate on after tax profits	10.00%
Net assets	¥ 224.0	$ 32.0